FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Sep. 30, 2022 item Y	Dec. 31, 2021	Dec. 31, 2021 item	Dec. 31, 2021 Y	Aug. 13, 2021
Common stock price
FAIR VALUE MEASUREMENTS
Warrants, measurement input	0.1029	9.97	0.0997		10.00
Exercise price
FAIR VALUE MEASUREMENTS
Warrants, measurement input	0.1150	11.50	0.1150		11.50
Dividend yield
FAIR VALUE MEASUREMENTS
Warrants, measurement input	0		0
Term to Business Combination (years)
FAIR VALUE MEASUREMENTS
Warrants, measurement input	3.86	4.61		4.61	5.00
Volatility
FAIR VALUE MEASUREMENTS
Warrants, measurement input	0.033	9.1	0.091		19.0
Risk-free rate
FAIR VALUE MEASUREMENTS
Warrants, measurement input	0.0417	1.20	0.0120		0.81
Fair value
FAIR VALUE MEASUREMENTS
Warrants, measurement input	0.0043	0.44	0.0044		1.20